Expense Example, No Redemption (Vanguard Dividend Appreciation Index Fund, USD $)	18 Months Ended
Jul. 31, 2013
Vanguard Dividend Appreciation Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Dividend Appreciation Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	$ 128